Long-term Debt - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Year ending December 31,
2023	$ 3
2024	3
2025	233
2026	1,000
Total	1,239
Less: Unamortized debt discount and debt issuance costs	(17)	$ (19)	$ (19)	$ (10)
Total debt, net of unamortized debt discount and debt issuance costs	$ 1,222